INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

6. INVENTORIES

Inventories consist of the following:

	As of December 31, 2025	As of December 31, 2024

Finished goods	82,820	-
Inventories	$82,820	$-

The Company recorded inventory write-downs of nil and nil for the years ended December 31, 2025 and 2024, respectively.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS